Accumulated Other Comprehensive Income - Schedule of Accumulated Other Comprehensive Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves and accumulated others comprehensive income [line items]
Balances at the beginning of the year	$ 449,558
Foreign exchange gain /(losses) due to translation of operations in foreign currencies	(286,411)	$ (245,680)	$ 987,894
Ending balance		449,558
Reserve for conversion of transactions in foreign currency [member]
Disclosure of reserves and accumulated others comprehensive income [line items]
Balances at the beginning of the year	449,558	574,859
Foreign exchange gain /(losses) due to translation of operations in foreign currencies	(146,074)	(125,301)
Reclassification to foreign exchange gains /(losses) of items previously recognized in other comprehensive income	(303,484)
Ending balance	$ 0	$ 449,558	$ 574,859